Shareholders' Equity (Details) - USD ($)					6 Months Ended
		Feb. 08, 2024	Apr. 06, 2023	Mar. 30, 2023	Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023	[2]	Oct. 28, 2022	Sep. 30, 2022	Sep. 30, 2021
Shareholders' Equity [Line items]
Stock split description		one pre-split ordinary share to 20 post-split ordinary shares
Ordinary shares authorized	[1]				1,000,000,000				1,000,000,000
Ordinary shares value per share (in Dollars per share)	[1]				$ 0.00005				$ 0.00005
Ordinary shares issued	[1]				156,547,100				156,547,100
Surrendered of ordinary shares													265,000,000
Ordinary shares outstanding	[1]				156,547,100				156,547,100
Total gross proceeds (in Dollars)			$ 378,840
Net proceeds from issuance of initial public offering (in Dollars)				$ 6,800,000
Granted underwriters option purchase period				45 days
Statutory surplus percentage					10.00%
Reserve is equal percentage					50.00%
Amount of statutory laws (in Dollars)					$ 2,664,549				$ 2,593,076
Total restricted net assets (in Dollars)					$ 2,751,108				$ 2,679,635
Maximum [Member]
Shareholders' Equity [Line items]
Ordinary shares authorized		1,000,000,000
Ordinary shares value per share (in Dollars per share)		$ 0.001
Minimum [Member]
Shareholders' Equity [Line items]
Ordinary shares authorized		50,000,000
Ordinary shares value per share (in Dollars per share)		$ 0.00005
IPO [Member]
Shareholders' Equity [Line items]
Offering shares				20,000,000
Public offering price (in Dollars per share)				$ 0.4
Total gross proceeds (in Dollars)				$ 8,000,000
Over-Allotment Option [Member]
Shareholders' Equity [Line items]
Offering shares			947,100
Ordinary Shares [Member]
Shareholders' Equity [Line items]
Ordinary shares issued					400,000,000									135,000,000	135,000,000
Ordinary shares outstanding					156,547,100	[2]	155,977,100	[2]	156,547,100	[2]	155,947,100			135,000,000	135,000,000
Offering shares	[2]						30,000
Ordinary Shares [Member] | IPO [Member]
Shareholders' Equity [Line items]
Offering shares				3,000,000

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.